Debt - Components of recorded interest expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt
Amortization of debt issuance costs	$ 672	$ 499	$ 2,047	$ 1,802
Capitalized interest	(44)	(145)	(551)	0
Total interest expense	19,887	14,398	64,844	50,893
Convertible Notes
Debt
Total interest expense	7,816	6,746	28,537	24,923
1.5 Lien Notes
Debt
Total interest expense	5,139	4,433	18,763	14,012
1.25 Lien Notes
Debt
Total interest expense	3,352	278	5,241	0
First Lien Agreement
Debt
Total interest expense	2,867	2,511	10,022	9,589
Other note payable
Debt
Total interest expense	$ 85	$ 76	$ 785	$ 567